TAXES	12 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
TAXES

Note 11 — TAXES

Taxes payable consisted of the following:

	As of June 30,
	2025	2024
Individual income taxes payable	23,273	19,466
Income tax payable	28,326	-
Total taxes payable	$51,599	$19,466

Cayman

The Company and Gamehaus Inc. are incorporated in the Cayman Islands and are not subject to income taxes under the current laws of the Cayman Islands.

BVI

Joypub is incorporated in the BVI and is not subject to income taxes under the current laws of the BVI.

Singapore

Gamehaus SG is incorporated in Singapore and is subject to Singapore Corporate Tax. Nil pretax income was generated in Singapore for the years ended June 30, 2025, 2024 and 2023.

Hong Kong

Gamehaus HK, Gamepromo, Dataverse, and Avid.ly are companies registered in Hong Kong and are subject to the following corporate income tax rate: the first HK$2 million of profits earned will be taxed at half the current rate (i.e., 8.25%), while the remaining profits will continue to be taxed at the existing 16.5% if revenue is generated in Hong Kong.

PRC

Under the PRC Enterprise Income Tax Law, the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Starting from the tax year ended December 23, 2021, Kuangre SH is qualified as a High and New Technology Enterprise (“HNTE”) and is subject to a favorable income tax rate of 15%. Kuangre SH’s HNTE certification is valid for three years starting from December 2021 and subject to renewal. In accordance with the implementation rules of the Income Tax Law of the PRC, enterprises newly established in the Western Development Zone within the scope of “preferential catalogue of income tax for key industries encouraged to develop in West area” shall be subject to a favorable income tax rate of 15% from January 1, 2021 to December 31, 2030. Haohan CQ and Fanfengjian CQ are established in the Western Development Zone and they are subject to a favorable income tax rate of 15% to December 31, 2030. Ruojintang and Octopus Cat are eligible for the preferential tax policies as small-scale taxpayers for the year ended June 30, 2025. As small-scale taxpayers, 25% of the annual taxable income of RMB 3 million or less will be included in the taxable income, and the enterprise income tax will be paid at the rate of 20%, which is essentially resulting in a favorable income tax rate of 5%. This preferential treatment is effective until December 31, 2027. The Company’s remaining subsidiaries are subject to corporate income tax at the PRC unified rate of 25%.

i)	The components of the income tax provision were as follows:

	For the Years Ended June 30,
	2025	2024	2023
Current income tax (expenses) benefit	$(165,590)	$(130,307)	$78,743
Total	$(165,590)	$(130,307)	$78,743

ii)	The following table summarizes net deferred tax assets resulting from differences between the financial accounting basis and tax basis of assets and liabilities:

	As of June 30,
	2025	2024
Deferred tax assets:
Provision for credit losses	$20,267	$-
Net operating loss carried forward	10,336,667	13,315,441
Deferred tax asset for net operating loss carried forward	1,750,527	2,353,678
Total deferred tax assets	1,753,872	2,353,678
Less: valuation allowance	(1,753,872)	(2,353,678)
Deferred tax assets, net of valuation allowance	$-	$-

The change in valuation allowance for the years ended June 30, 2025, 2024, and 2023 amounted to positive $599,806, positive $414,719 and negative $235,240, respectively.

As the PRC does not allow the filing of consolidated tax returns, the deferred taxes relate to separate entities that file their own tax returns and therefore could not be offset with each other. A reconciliation between the Company’s actual provision for income taxes and the provision at the PRC mainland statutory rate is as follows:

	For the Years Ended June 30,
	2025	2024	2023
Income before income tax expenses	$3,985,403	$8,721,068	$4,015,418
Computed income tax expenses with statutory tax rate	997,115	2,180,267	1,003,855
Differential income tax rates applicable to certain entities	(341,814)	(1,080,231)	(585,468)
Additional deduction for research and development expenses	(188,840)	(509,024)	540,141
Tax-exempted income	(534,074)	(1,011,906)	(1,015,909)
Tax effect of permanent difference	(2,335)	45,625	3,091
Effect of temporary differences	-	90,895	-
Changes in valuation allowance	235,538	414,681	(235,240)
Others	-	-	210,787
Current income tax expenses (benefits)	$165,590	$130,307	$(78,743)

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law, and new authoritative rulings. As of June 30, 2025, the tax years ended December 31, 2022 through December 31, 2024 for the Company’s PRC subsidiaries, remain open for statutory examination by PRC tax authorities.

As of June 30, 2025 and 2024, the Company had net operating loss carryforwards of approximately $10,336,667 and $13,315,441, respectively, which arose from the Company’s subsidiaries in the PRC. As of June 30, 2025 and 2024, deferred tax assets from the net operating loss carryforwards amounted to $1,750,527 and $2,353,678, respectively. The Company recorded valuation allowances of $1,753,872 and $2,353,678 as of June 30, 2025 and 2024, respectively. Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets are not more likely than not to be realizable in future tax years.

As of June 30, 2025, net operating loss carryforwards were expected to expire, if unused, in the following amounts:

2026	$1,343,902
2027	792,650
2028	5,567,539
2029	1,954,043
2030	678,533
Total	$10,336,667